Income tax (Narrative) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Income Tax [Line Items]
Taxable temporary differences associated with investments in subsidiaries for which deferred taxes have not been recognized		$ 181.8
CANADA
Disclosure Of Income Tax [Line Items]
Tax losses		$ 69.9